Adjustments reconciling profit after tax to operating cash flows (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash Generated from Operations

	2018	2017	2016
	£m	£m	£m
Profit after tax	4,046	2,169	1,062

Tax on profits	754	1,356	877
Share of after tax profits of associates and joint ventures	(31)	(13)	(5)
Finance expense net of finance income	717	669	664
Depreciation	954	988	978
Amortisation of intangible assets	902	934	796
Impairment and assets written off	350	1,061	226
Profit on sale of businesses	(63)	(157)	(5)
Profit on sale of intangible assets	(201)	(46)	(178)
Profit on sale of investments in associates	(3)	(94)	—
Profit on sale of equity investments	(4)	(37)	(254)
Gain on Consumer Healthcare Joint Venture put hedging	(513)	—	—
Business acquisition costs	47	—	—
Changes in working capital:
Decrease/(increase) in inventories	51	(461)	70
Increase in trade receivables	(429)	(287)	(188)
Increase in trade payables	131	11	96
Decrease in other receivables	18	74	381
Contingent consideration paid (see Note •)	(984)	(594)	(358)
Other non-cash increase in contingent consideration liabilities	1,250	961	2,281
Increase in other payables	2,362	1,741	1,989
Increase/(decrease) in pension and other provisions	102	(255)	(621)
Share-based incentive plans	360	333	319
Fair value adjustments	(7)	—	(3)
Other	(62)	(95)	(21)

	5,701	6,089	7,044

Cash generated from operations	9,747	8,258	8,106